Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2010	$ 4,459,400	$ 90,523	$ 637,442	$ 6,086,545	$ (1,208,561)	$ (1,237,984)	$ 91,435
Net income	1,057,150			1,049,130			8,020
Other Comprehensive Income (Loss), Net of Tax	765,896				757,571		8,325
Dividends paid	(206,084)			(202,786)			(3,298)
Stock incentive plan activity	105,070		30,890	(41,482)		115,662
Shares purchased at cost	(693,096)					(693,096)
Ending Balance at Jun. 30, 2011	5,488,336	90,523	668,332	6,891,407	(450,990)	(1,815,418)	104,482
Net income	1,155,492			1,151,823			3,669
Other Comprehensive Income (Loss), Net of Tax	(990,517)				(964,910)		(25,607)
Dividends paid	(240,654)			(233,168)			(7,486)
Stock incentive plan activity	87,911		45,532	(22,887)		65,266
Shares purchased at cost	(455,380)					(455,380)
Acquisition activity	(139,458)		(73,615)				(65,843)
Ending Balance at Jun. 30, 2012	4,905,730	90,523	640,249	7,787,175	(1,415,900)	(2,205,532)	9,215
Net income	948,784			948,427			357
Other Comprehensive Income (Loss), Net of Tax	306,296				308,067		(1,771)
Dividends paid	(255,009)			(254,283)			(726)
Stock incentive plan activity	93,696		(34,678)	(60,049)		188,423
Shares purchased at cost	(257,177)					(257,177)
Acquisition activity	(839)		3,181				(4,020)
Ending Balance at Jun. 30, 2013	$ 5,741,481	$ 90,523	$ 608,752	$ 8,421,270	$ (1,107,833)	$ (2,274,286)	$ 3,055